CAPITAL STOCK (Details Narrative) - CAD ($)		2 Months Ended	12 Months Ended
	Jan. 04, 2016	Sep. 30, 2017	Dec. 31, 2017	Feb. 12, 2017
IssuedCapitalLineItems [Line Items]
Preferred shares issued			0
Common shares issued			6,492,709	2,067,724
Common shares outstanding			6,492,709
Non-brokered private placement shares issued	1,000,000
Share price	$ 0.10
Gross proceeds from issue of shares	$ 100,000
Warrant exercise price	$ 0.135
Warrant expire date	Jan. 04, 2021
Weighted average remaining contractual life of warrants			4 years 6 months
Option outstanding			0
Shares issued			0
Kalpakian Bros
IssuedCapitalLineItems [Line Items]
Common shares issued			4,249,985
Debt			$ 15,750
Common stock issued for settlement of debt			175,000
Value of stock issued for settlement of debt			$ 15,750
Share price			$ 0.09
Warrant exercise price			$ 0.12
Warrant expire date			Nov. 02, 2022
Jackpot
IssuedCapitalLineItems [Line Items]
Common shares issued			4,249,985
Office rent, office support services and miscellaneous office expenses		$ 382,499